Property, Plant and Equipment, Net - Summary of Changes in Cost of Property Plant and Equipment (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	$ 1,405.2
Additions	300.5	$ 493.4
Ending balance	1,662.7	1,405.2
Freehold Land [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.7
Ending balance	7.1	6.7
Buildings [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	52.4
Ending balance	53.6	52.4
Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	697.6
Ending balance	765.2	697.6
Computer Hardware [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	4.0
Ending balance	5.8	4.0
Right-of-use assets [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.2
Ending balance	6.4	6.2
Property under construction [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	638.3
Ending balance	824.6	638.3
Gross carrying amount [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,930.3	1,528.3
Additions	270.4	439.9
Transfers	0.1	0.0
Disposals	(9.1)	(42.0)
Foreign exchange	131.4	4.1
Ending balance	2,323.1	1,930.3
Gross carrying amount [member] | Freehold Land [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	6.7	6.6
Additions	0.0	0.0
Transfers	0.0	0.1
Disposals	0.0	0.0
Foreign exchange	0.4	0.0
Ending balance	7.1	6.7
Gross carrying amount [member] | Buildings [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	91.0	73.1
Additions	0.0	0.0
Transfers	1.3	17.9
Disposals	(0.1)	(0.1)
Foreign exchange	5.8	0.1
Ending balance	98.0	91.0
Gross carrying amount [member] | Machinery & Equipment [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	1,181.0	1,102.8
Additions	11.5	3.3
Transfers	111.9	115.1
Disposals	(7.4)	(41.7)
Foreign exchange	79.6	1.5
Ending balance	1,376.6	1,181.0
Gross carrying amount [member] | Computer Hardware [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	5.6	3.0
Additions	0.0	0.0
Transfers	2.2	2.6
Disposals	0.0	0.0
Foreign exchange	0.4	0.0
Ending balance	8.2	5.6
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	7.7	4.3
Additions	0.0	0.0
Transfers	0.4	3.3
Disposals	0.0	0.0
Foreign exchange	0.5	0.1
Ending balance	8.6	7.7
Gross carrying amount [member] | Property under construction [member]
Disclosure Of Detailed Information About Changes In Cost Of Property Plant And Equipment [Line Items]
Beginning balance	638.3	338.5
Additions	258.9	436.6
Transfers	(115.7)	(139.0)
Disposals	(1.6)	(0.2)
Foreign exchange	44.7	2.4
Ending balance	$ 824.6	$ 638.3